Shareholder Report	12 Months Ended
	Sep. 30, 2025 USD ($) Holding	Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Horizon Funds
Entity Central Index Key	0000932471
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000007112
Shareholder Report [Line Items]
Fund Name	Strategic Equity Fund
Class Name	Investor Shares
Trading Symbol	VSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Six of the Fund’s 11 benchmark sectors contributed to performance. Stock selection in consumer discretionary, financials, and industrials boosted performance the most. Relative performance was held back primarily by selection in energy, consumer staples, and utilities.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI US Small + Mid Cap 2200 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,294	$10,370	$10,627
2016	$10,338	$10,506	$10,724
2016	$10,385	$10,851	$11,005
2016	$11,062	$11,454	$11,493
2016	$12,139	$12,005	$11,968
2017	$12,506	$12,566	$12,661
2017	$12,712	$12,854	$13,042
2017	$13,084	$13,427	$13,638
2017	$13,812	$14,184	$14,501
2018	$13,877	$14,188	$14,413
2018	$14,381	$14,866	$14,971
2018	$15,129	$15,565	$16,035
2018	$12,167	$12,865	$13,733
2019	$14,084	$14,944	$15,661
2019	$14,335	$15,440	$16,301
2019	$14,277	$15,395	$16,487
2019	$15,422	$16,564	$17,976
2020	$10,497	$11,840	$14,208
2020	$13,125	$14,951	$17,347
2020	$13,978	$15,990	$18,921
2020	$17,005	$19,800	$21,714
2021	$19,418	$21,934	$23,114
2021	$20,849	$23,358	$25,030
2021	$20,685	$23,002	$25,000
2021	$22,253	$24,336	$27,285
2022	$21,518	$22,943	$25,812
2022	$18,091	$19,125	$21,466
2022	$17,621	$18,501	$20,486
2022	$19,626	$20,133	$21,956
2023	$20,267	$20,703	$23,547
2023	$21,506	$21,729	$25,523
2023	$20,614	$20,668	$24,683
2023	$23,395	$23,388	$27,678
2024	$25,649	$25,143	$30,458
2024	$24,757	$24,267	$31,445
2024	$27,269	$26,592	$33,382
2024	$27,411	$26,872	$34,286
2025	$25,636	$25,327	$32,616
2025	$28,056	$27,440	$36,233
2025	$30,816	$29,426	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	13.01%	17.13%	11.91%
MSCI US Small + Mid Cap 2200 Index	10.66%	12.97%	11.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,585,000,000
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 2,917,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$9,585
Number of Portfolio Holdings	570
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$2,917

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	3.5%
Consumer Discretionary	11.7%
Consumer Staples	3.6%
Energy	3.5%
Financials	16.8%
Health Care	11.2%
Industrials	18.2%
Information Technology	14.5%
Materials	4.4%
Real Estate	7.1%
Utilities	5.1%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007113
Shareholder Report [Line Items]
Fund Name	Capital Opportunity Fund
Class Name	Investor Shares
Trading Symbol	VHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Security selection in the health care and information technology sectors detracted most from relative performance. Seven of the Fund’s 11 sectors contributed positively, with selection in consumer discretionary adding the most to results. In absolute terms, however, the Fund performed solidly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,767	$10,412	$10,627
2016	$10,420	$10,472	$10,724
2016	$10,277	$10,636	$11,005
2016	$11,520	$11,124	$11,493
2016	$11,905	$11,175	$11,968
2017	$12,905	$11,945	$12,661
2017	$13,752	$12,449	$13,042
2017	$14,488	$13,106	$13,638
2017	$15,369	$13,999	$14,501
2018	$15,633	$14,303	$14,413
2018	$16,033	$14,754	$14,971
2018	$17,535	$15,872	$16,035
2018	$14,793	$13,333	$13,733
2019	$16,648	$15,950	$15,661
2019	$16,808	$16,811	$16,301
2019	$16,656	$16,698	$16,487
2019	$18,814	$18,063	$17,976
2020	$14,905	$14,443	$14,208
2020	$18,211	$18,814	$17,347
2020	$19,740	$20,577	$18,921
2020	$23,102	$24,491	$21,714
2021	$25,115	$24,352	$23,114
2021	$27,300	$27,049	$25,030
2021	$26,599	$26,843	$25,000
2021	$27,960	$27,608	$27,285
2022	$26,136	$24,135	$25,812
2022	$22,477	$19,049	$21,466
2022	$21,160	$18,925	$20,486
2022	$23,060	$20,231	$21,956
2023	$24,673	$22,079	$23,547
2023	$26,366	$23,456	$25,523
2023	$26,494	$22,230	$24,683
2023	$28,944	$25,464	$27,678
2024	$31,583	$27,882	$30,458
2024	$32,500	$26,986	$31,445
2024	$33,119	$28,751	$33,382
2024	$33,075	$31,092	$34,286
2025	$31,970	$28,878	$32,616
2025	$34,853	$34,135	$36,233
2025	$38,541	$35,084	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	16.37%	14.32%	14.44%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,663,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 50,409,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$24,663
Number of Portfolio Holdings	193
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$50,409

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	6.8%
Consumer Discretionary	12.4%
Consumer Staples	1.0%
Energy	2.1%
Financials	8.8%
Health Care	23.4%
Industrials	12.0%
Information Technology	30.1%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007114
Shareholder Report [Line Items]
Fund Name	Capital Opportunity Fund
Class Name	Admiral™ Shares
Trading Symbol	VHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Security selection in the health care and information technology sectors detracted most from relative performance. Seven of the Fund’s 11 sectors contributed positively, with selection in consumer discretionary adding the most to results. In absolute terms, however, the Fund performed solidly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Russell Midcap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,850	$52,059	$53,135
2016	$52,121	$52,361	$53,621
2016	$51,418	$53,179	$55,023
2016	$57,640	$55,621	$57,463
2016	$59,584	$55,874	$59,841
2017	$64,600	$59,726	$63,307
2017	$68,849	$62,244	$65,211
2017	$72,546	$65,532	$68,189
2017	$76,972	$69,993	$72,504
2018	$78,310	$71,514	$72,066
2018	$80,324	$73,772	$74,857
2018	$87,866	$79,360	$80,177
2018	$74,130	$66,667	$68,664
2019	$83,452	$79,748	$78,305
2019	$84,266	$84,056	$81,506
2019	$83,519	$83,490	$82,433
2019	$94,356	$90,314	$89,881
2020	$74,768	$72,215	$71,041
2020	$91,365	$94,068	$86,734
2020	$99,057	$102,886	$94,604
2020	$115,951	$122,454	$108,568
2021	$126,069	$121,762	$115,569
2021	$137,062	$135,243	$125,148
2021	$133,567	$134,215	$124,999
2021	$140,425	$138,040	$136,424
2022	$131,279	$120,674	$129,058
2022	$112,921	$95,246	$107,329
2022	$106,328	$94,624	$102,431
2022	$115,892	$101,154	$109,782
2023	$124,007	$110,396	$117,734
2023	$132,557	$117,278	$127,615
2023	$133,216	$111,152	$123,417
2023	$145,570	$127,320	$138,390
2024	$158,851	$139,411	$152,292
2024	$163,497	$134,931	$157,225
2024	$166,640	$143,757	$166,910
2024	$166,447	$155,461	$171,430
2025	$160,916	$144,392	$163,082
2025	$175,452	$170,674	$181,165
2025	$194,067	$175,418	$196,051

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	16.46%	14.40%	14.52%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 24,663,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 50,409,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$24,663
Number of Portfolio Holdings	193
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$50,409

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	6.8%
Consumer Discretionary	12.4%
Consumer Staples	1.0%
Energy	2.1%
Financials	8.8%
Health Care	23.4%
Industrials	12.0%
Information Technology	30.1%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007115
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Investor Shares
Trading Symbol	VHGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was, at times, tempered by market concerns about rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve held short-term interest rates steady from January 2025 through August 2025, the European Central Bank and Bank of England cut rates over the 12-month period.

  Seven of the Fund’s 11 industry sectors contributed positively to relative performance. Stock selection in information technology helped to offset weaker areas, most notably health care. On a regional basis, stock selection in North America also detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI All Country World Index Net
2015	$10,000	$10,000
2015	$10,526	$10,503
2016	$10,499	$10,528
2016	$10,552	$10,632
2016	$11,211	$11,196
2016	$11,217	$11,329
2017	$12,053	$12,112
2017	$12,849	$12,629
2017	$13,549	$13,284
2017	$14,334	$14,045
2018	$14,388	$13,910
2018	$14,434	$13,984
2018	$14,933	$14,582
2018	$13,022	$12,722
2019	$14,704	$14,271
2019	$15,359	$14,787
2019	$15,260	$14,783
2019	$16,763	$16,106
2020	$13,177	$12,665
2020	$16,072	$15,099
2020	$17,564	$16,327
2020	$20,514	$18,724
2021	$21,562	$19,580
2021	$23,027	$21,028
2021	$22,533	$20,806
2021	$23,208	$22,195
2022	$21,085	$21,005
2022	$17,863	$17,716
2022	$16,331	$16,508
2022	$17,953	$18,119
2023	$19,625	$19,443
2023	$20,908	$20,644
2023	$19,632	$19,942
2023	$22,174	$22,142
2024	$23,960	$23,957
2024	$24,130	$24,644
2024	$25,726	$26,274
2024	$25,143	$26,015
2025	$24,456	$25,670
2025	$28,008	$28,629
2025	$29,918	$30,811

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	16.30%	11.24%	11.58%
MSCI All Country World Index Net	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 7,770,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 15,988,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$7,770
Number of Portfolio Holdings	189
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$15,988

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Asia	15.6%
Europe	18.6%
North America	61.4%
Other	0.1%
South America	1.1%
Other Assets and Liabilities—Net	3.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000033747
Shareholder Report [Line Items]
Fund Name	Strategic Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	VSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the 12-month period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  Six of the Fund’s 11 benchmark sectors contributed to performance. Stock selection in health care, consumer staples, and consumer discretionary boosted performance the most. Relative performance was held back by selection in materials and communication services.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI US Small Cap 1750 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,241	$10,314	$10,627
2016	$10,322	$10,390	$10,724
2016	$10,417	$10,747	$11,005
2016	$11,114	$11,543	$11,493
2016	$12,354	$12,419	$11,968
2017	$12,551	$12,816	$12,661
2017	$12,652	$13,047	$13,042
2017	$13,246	$13,750	$13,638
2017	$13,631	$14,302	$14,501
2018	$13,620	$14,206	$14,413
2018	$14,679	$15,243	$14,971
2018	$15,383	$15,821	$16,035
2018	$12,007	$12,731	$13,733
2019	$13,564	$14,672	$15,661
2019	$13,496	$14,961	$16,301
2019	$13,397	$14,724	$16,487
2019	$14,666	$16,024	$17,976
2020	$9,597	$11,042	$14,208
2020	$12,085	$13,941	$17,347
2020	$12,653	$14,639	$18,921
2020	$15,896	$19,097	$21,714
2021	$18,837	$21,734	$23,114
2021	$20,187	$22,875	$25,030
2021	$19,746	$22,288	$25,000
2021	$21,217	$23,123	$27,285
2022	$20,326	$21,807	$25,812
2022	$17,072	$18,155	$21,466
2022	$16,539	$17,604	$20,486
2022	$18,469	$19,003	$21,956
2023	$19,083	$19,680	$23,547
2023	$20,058	$20,687	$25,523
2023	$19,369	$19,745	$24,683
2023	$22,400	$22,629	$27,678
2024	$24,088	$23,737	$30,458
2024	$23,238	$22,988	$31,445
2024	$25,585	$24,998	$33,382
2024	$25,954	$25,117	$34,286
2025	$23,531	$23,010	$32,616
2025	$25,809	$24,900	$36,233
2025	$28,810	$27,466	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	12.60%	17.89%	11.16%
MSCI US Small Cap 1750 Index	9.87%	13.41%	10.63%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Sep. 30, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 2,148,000,000
Holdings Count | Holding	601
Advisory Fees Paid, Amount	$ 577,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$2,148
Number of Portfolio Holdings	601
Portfolio Turnover Rate	66%
Total Investment Advisory Fees (in thousands)	$577

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	3.1%
Consumer Discretionary	11.5%
Consumer Staples	2.3%
Energy	4.3%
Financials	19.1%
Health Care	12.7%
Industrials	18.6%
Information Technology	13.9%
Materials	4.6%
Real Estate	6.3%
Utilities	3.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature